CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
General and administrative expenses	$ 66,638				$ 93,265		$ 9,683
Loss from operations	(66,638)				(93,265)		(9,683)
Other income (loss):
Warrant transaction costs					(292,875)
Excess value of UW warrants					(1,293,750)
Change in fair value of warrants	(1,466,250)				9,936,000
Provision for income taxes							32
Interest income – operating account	1,202				5,514
Interest income – Trust Account	6,225
Net income (loss)	(1,525,461)				8,261,624		(9,715)
Other comprehensive loss, net of tax:
Net loss	$ (1,525,461)				$ 8,261,624		$ (9,715)
Cepton Technologies, Inc
Loss from operations			$ (18,566,000)	$ (8,824,000)		$ (19,576,000)		$ (17,004,000)
Other income (loss):
Provision for income taxes			(11,000)	(14,000)		26,000		7,000
Net income (loss)			(18,561,000)	(8,912,000)		(19,634,000)		(16,757,000)
Revenue			1,333,000	810,000		2,006,000		4,132,000
Cost of revenue			2,436,000	1,760,000		3,746,000		3,497,000
Gross Profit (Loss)			(1,103,000)	(950,000)		(1,740,000)		635,000
Other comprehensive loss, net of tax:
Research and development			10,990,000	4,737,000		11,666,000		11,457,000
Selling, general and administrative			6,473,000	3,137,000		6,170,000		6,182,000
Total operating expenses			17,463,000	7,874,000		17,836,000		17,639,000
Other income (expense), net			2,000	(181,000)		(181,000)
Interest income, net			14,000	107,000		149,000		254,000
Loss before income taxes			$ (18,550,000)	$ (8,898,000)		$ (19,608,000)		$ (16,750,000)
Net loss per share, basic and diluted (in Dollars per share)			$ (0.68)	$ (0.33)		$ (0.73)		$ (0.62)
Weighted-average shares used in computing net loss per share, basic and diluted (in Shares)			27,314,638	27,051,233		27,068,162		26,892,775
Net loss			$ (18,561,000)	$ (8,912,000)		$ (19,634,000)		$ (16,757,000)
Changes in unrealized gain on available-for-sale securities			(4,000)	4,000		3,000
Foreign currency translation adjustments			(12,000)	(4,000)		(11,000)		(10,000)
Total other comprehensive loss, net of tax			(16,000)			(8,000)		(10,000)
Comprehensive loss			$ (18,577,000)	$ (8,912,000)		$ (19,642,000)		$ (16,767,000)
Class A Common Stock
Other income (loss):
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)	16,115,493				2,404,988
Basic and diluted net loss per share, Class A common stock subject to possible redemption (in Shares)	0.00				0.00
Class B Common Stock
Other income (loss):
Basic and diluted weighted average shares outstanding, Class B common stock (in Shares)	5,447,007	3,750,000			4,648,608		3,750,000
Basic and diluted net loss per share, Class B common stock (in Dollars per share)	$ (0.28)				$ 1.78		$ 0.00